Summary of Significant Accounting Policies - Employee Benefit Plans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit plans
Expense due to employee benefit plans	¥ 8,443,633	¥ 10,210,835	¥ 5,613,312
Cost of revenues
Employee benefit plans
Expense due to employee benefit plans	3,022,423	2,363,553	79,280
Research and development
Employee benefit plans
Expense due to employee benefit plans	962,709	2,468,898	3,232,457
Sales and marketing
Employee benefit plans
Expense due to employee benefit plans	1,881,648	2,077,128	771,479
General and administrative
Employee benefit plans
Expense due to employee benefit plans	¥ 2,576,853	¥ 3,301,256	¥ 1,530,096